Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Parenthetical) (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
CARES act of 2020 operating loss carry-back period			5 years
Uniform tax rate	21.00%	35.00%	23.00%	23.00%	23.00%